Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2025 [1]	Dec. 31, 2024
Disclosure of detailed information about hedges [Line Items]
Borrowings before currency hedging arrangements	$ 2,123	$ 2,820
Borrowings after currency hedging arrangements	2,123	2,841	[2]
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings before currency hedging arrangements	0	973
Borrowings after currency hedging arrangements	0	0	[2]
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings before currency hedging arrangements	2,123	1,847
Borrowings after currency hedging arrangements	$ 2,123	$ 2,841	[2]

[1]	Includes fair value adjustments of $14 million associated with the interest related fair value component of hedging instruments.
[2]	Includes fair value adjustments of $5 million associated with the interest related fair value component of hedging instruments.